EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2011
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
18.	EQUITY METHOD INVESTMENTS

As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2011	2010
Front Tobago Shipping Corporation	-	40%
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Ltd.	50%	-
Frontline 2012 Ltd.	8.8%	-

In December 2011, the Company established a joint venture company with Nordic American Tankers Limited, or NATS, Orion Tankers Ltd, or Orion. Orion will act as pool managers for the Orion Suezmax tanker pool that was set up following the Company's withdrawal from the Gemini pool.

In December 2011, Frontline 2012 completed a private placement of 100,000,000 new ordinary shares of $2.00 par value at a subscription price of $2.85, subject to certain closing conditions. These conditions were subsequently fulfilled and Frontline 2012 was registered on the NOTC list in Oslo on December 30, 2011. The Company was allocated 8,771,000 shares, representing approximately 8.8% of the share capital of Frontline 2012, for which it paid $25.0 million. The Company will equity account Frontline 2012 as the Company is deemed to have the ability to exercise significant influence over Frontline 2012 since the Company and Frontline 2012 have two common directors, and Hemen Holding Ltd., which is the principal shareholder in the Company is also the principal shareholder in Frontline 2012.

Liquidation proceedings were initiated in 2008 on Front Tobago Shipping Corporation, the Company's joint venture with Euronav. In October 2011, a dividend of $0.5 million was received and Front Tobago Shipping Corporation was liquidated.

Dividends of $0.5 million were received from equity method investees in the year ended December 31, 2011 (2010 and 2009: $nil)

The Company has determined it is not the primary beneficiary of the variable interest entities, CalPetro Tankers (Bahamas I) Limited ("CalPetro BI"), CalPetro Tankers (Bahamas II) Limited ("CalPetro BII") and CalPetro Tankers (IOM) Limited ("CalPetro IOM"), and as such, these entities are being accounted for under the equity method. These companies were incorporated in 1994 for the purpose of acquiring three oil tankers from Chevron Transport Corporation ("Chevron") and concurrently charter these vessels back to Chevron on long-term charter agreements. The companies were acquired by Independent Tankers Corporation ("ITC"), a wholly owned subsidiary of ITCL, which in turn is an 82.47% owned subsidiary of the Company. The Company does not guarantee the debt of these entities and the net assets of the three entities that are not consolidated total $2.2 million (2010: $2.8 million). The Company's exposure is limited to its share of the net assets of these three entities while the Chevron charters are still in place.

Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2011	2010
Current assets	16,142	17,792
Non current assets	25,038	34,975
Current liabilities	10,438	10,611
Non current liabilities	28,577	38,103

(in thousands of $)	2011	2010	2009
Net operating revenues	3,295	4,115	5,047
Net operating income	2,912	3,811	4,694
Net loss	(600)	(515)	(544)